OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Employees and payroll accruals	$ 3,756	$ 3,607
Accrued expenses	1,578	2,081
Foreign currency forward and options contracts		582
Deferred revenues	67	82
Other accounts payable and accrued expenses	$ 5,401	$ 6,352